Financial assets and other receivables - Government Grants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other financial assets
Income from government grants	$ 26,369	$ 15,716
Expense related to government grants	18,923	9,234
Net income (loss) related to government grants	7,446	$ 6,482
Carrying amount of factored receivables and the secured borrowings	$ 6,913